Interests in Associates - Aggregate Financial Information of Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
The Group's share of profit of these associates	¥ 1,701	¥ 1,573	¥ 2,104
Aggregate carrying amount of interests in these associates in the consolidated financial statements of the Group	40,303	39,192
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
The Group's share of profit of these associates	86	85
The Group's share of total comprehensive income of these associates	86	85
Aggregate carrying amount of interests in these associates in the consolidated financial statements of the Group	¥ 1,251	¥ 1,175